Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses
5. Accrued Expenses
Accrued expenses consisted of the following:

	December 31,	June 30,
	2020	2021
Employee compensation and benefits	$35,375	$285,806
External research and development expenses	21,500	172,631
Deferred merger costs	—	84,748
Professional fees and other	—	93,003

Total accrued expenses	$56,875	$636,188

5.	Accrued Expenses
Accrued expenses consisted of the following:

	December 31,
	2019	2020
Accrued employee compensation and benefits	$8,246	$35,375
Accrued external research and development expenses	5,000	21,500
Shares of restricted common stock subject to repurchase	18,125	—
Accrued professional fees	7,714	—

Total accrued expenses	$39,085	$56,875